Significant Contingent Liabilities and Unrecognised Contract Commitments (Tables)	6 Months Ended
Jun. 30, 2024
Significant Contingent Liabilities and Unrecognised Contract Commitments [Abstract]
Schedule of Capital Expenditure Contracted for at the Balance Sheet	Capital expenditure contracted for at the balance sheet date but not yet incurred is as follows:
	June 30, 2024	December 31, 2023	June 30, 2023
Property, plant and equipment	$9,750	$-	$-